Consolidated Statement of Changes in Equity (Parenthetical) u-2 in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Issued and fully paid [Member]
Number of shares [line items]
Common Shares Cancelled	45.5	26.5